UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23039

AllianzGI Diversified Income & Convertible Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2017

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2017 (unaudited)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES - 64.5%
Aerospace & Defense - 0.8%
$1,740	Aerojet Rocketdyne Holdings, Inc., 2.25%, 12/15/23 (a)(b)	$1,924,875

Auto Components - 0.6%
710	Meritor, Inc., 7.875%, 3/1/26	1,268,681

Auto Manufacturers - 1.9%
4,030	Tesla, Inc., 0.25%, 3/1/19 (f)	4,239,056

Biotechnology - 3.6%
700	AMAG Pharmaceuticals, Inc., 2.50%, 2/15/19	799,313
1,290	ANI Pharmaceuticals, Inc., 3.00%, 12/1/19 (f)	1,416,581
	BioMarin Pharmaceutical, Inc. (f),
820	0.75%, 10/15/18	970,162
760	1.50%, 10/15/20	945,725
1,825	Illumina, Inc., 0.50%, 6/15/21 (f)	1,953,891
525	Ligand Pharmaceuticals, Inc., 0.75%, 8/15/19 (f)	816,375
	Medicines Co.,
165	2.50%, 1/15/22	263,278
720	2.75%, 7/15/23 (a)(b)(f)	877,500
325	Novavax, Inc., 3.75%, 2/1/23 (a)	128,172
		8,170,997
Building Materials - 0.6%
1,170	Cemex S.A.B de C.V., 3.72%, 3/15/20	1,337,456

Chemicals - 0.1%
160	RPM International, Inc., 2.25%, 12/15/20	188,400

Commercial Services - 3.2%
1,355	Euronet Worldwide, Inc., 1.50%, 10/1/44 (f)	1,685,281
1,785	Live Nation Entertainment, Inc., 2.50%, 5/15/19 (f)	1,996,969
1,750	Macquarie Infrastructure Corp., 2.875%, 7/15/19 (f)	1,961,094
1,545	Square, Inc., 0.375%, 3/1/22 (a)(b)	1,641,562
		7,284,906
Computers - 0.6%
1,315	Lumentum Holdings, Inc., 0.25%, 3/15/24 (a)(b)	1,316,644

Diversified Financial Services - 1.1%
1,790	Blackhawk Network Holdings, Inc., 1.50%, 1/15/22 (a)(b)	1,948,863
675	PRA Group, Inc., 3.00%, 8/1/20 (f)	606,656
		2,555,519
Electrical Equipment - 0.8%
	SunPower Corp. (f),
1,115	0.875%, 6/1/21	875,275
1,035	4.00%, 1/15/23	835,116
		1,710,391
Electronics - 0.7%
1,685	OSI Systems, Inc., 1.25%, 9/1/22 (a)(b)	1,677,628

Energy-Alternate Sources - 0.8%
1,915	SolarCity Corp., 1.625%, 11/1/19 (f)	1,751,028
3,615	SunEdison, Inc., 3.375%, 6/1/25 (a)(b)(c)(f)(h) (acquisition cost - $3,475,717; purchased 5/27/15-10/5/15)	45,188
		1,796,216
Engineering & Construction - 0.8%
1,380	Tutor Perini Corp., 2.875%, 6/15/21 (a)(b)	1,707,750

Healthcare-Products - 4.2%
1,605	Hologic, Inc., 2.00%, 3/1/42 (f)(g)	2,346,310
1,305	Nevro Corp., 1.75%, 6/1/21 (f)	1,593,731
1,090	NuVasive, Inc., 2.25%, 3/15/21	1,455,831
275	Repligen Corp., 2.125%, 6/1/21	366,781
1,780	Spectranetics Corp., 2.625%, 6/1/34 (f)	2,032,538

1,500	Wright Medical Group, Inc., 2.00%, 2/15/20	1,764,375
		9,559,566
Healthcare-Services - 1.6%
685	Anthem, Inc., 2.75%, 10/15/42	1,671,828
495	Molina Healthcare, Inc., 1.625%, 8/15/44 (f)	543,263
875	Tivity Health, Inc., 1.50%, 7/1/18 (f)	1,520,312
		3,735,403
Home Builders - 0.4%
825	CalAtlantic Group, Inc., 1.625%, 5/15/18 (f)	1,009,078

Insurance - 2.2%
2,010	AmTrust Financial Services, Inc., 2.75%, 12/15/44 (f)	1,448,456
390	Fidelity National Financial, Inc., 4.25%, 8/15/18	893,831
860	HCI Group, Inc., 4.25%, 3/1/37 (a)(b)	856,238
1,300	MGIC Investment Corp., 9.00%, 4/1/63 (a)(b)	1,701,375
		4,899,900
Internet - 4.8%
	Ctrip.com International Ltd.,
1,390	1.00%, 7/1/20 (f)	1,556,800
345	1.25%, 9/15/22 (a)(b)	362,250
1,160	Palo Alto Networks, Inc., zero coupon, 7/1/19 (f)	1,358,650
1,310	Pandora Media, Inc., 1.75%, 12/1/20	1,284,619
2,435	Priceline Group, Inc., 0.35%, 6/15/20 (f)	3,562,709
1,040	VeriSign, Inc., 4.452%, 8/15/37 (f)	2,714,400
		10,839,428
Iron/Steel - 0.4%
635	AK Steel Corp., 5.00%, 11/15/19	923,131

Media - 3.8%
2,180	DISH Network Corp., 3.375%, 8/15/26 (a)(b)	2,678,675
2,350	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)	2,771,531
1,685	Liberty Media Corp-Liberty Formula One, 1.00%, 1/30/23 (a)(b)	1,900,891
1,140	Liberty Media Corp., 2.25%, 9/30/46 (a)(b)	1,247,587
		8,598,684
Metal Fabricate/Hardware - 0.5%
885	RTI International Metals, Inc., 1.625%, 10/15/19	1,054,809

Mining - 0.1%
205	Royal Gold, Inc., 2.875%, 6/15/19	218,966

Oil, Gas & Consumable Fuels - 5.3%
1,330	Alon USA Energy, Inc., 3.00%, 9/15/18	1,463,000
890	Chesapeake Energy Corp., 5.50%, 9/15/26 (a)(b)	879,988
740	Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (a)(b)	686,813
2,620	Nabors Industries, Inc., 0.75%, 1/15/24 (a)(b)	2,267,937
1,620	Oasis Petroleum, Inc., 2.625%, 9/15/23	1,974,375
1,665	PDC Energy, Inc., 1.125%, 9/15/21	1,616,091
1,690	SM Energy Co., 1.50%, 7/1/21 (f)	1,675,212
1,320	Weatherford International Ltd., 5.875%, 7/1/21	1,572,450
		12,135,866
Pharmaceuticals - 5.3%
650	Depomed, Inc., 2.50%, 9/1/21 (f)	606,125
720	Flexion Therapeutics, Inc., 3.375%, 5/1/24 (a)(b)	747,450
1,360	Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (f)	1,275,850
1,945	Impax Laboratories, Inc., 2.00%, 6/15/22 (f)	1,649,603
1,120	Ironwood Pharmaceuticals, Inc., 2.25%, 6/15/22	1,363,600
1,685	Jazz Investments I Ltd., 1.875%, 8/15/21	1,874,562
1,565	Neurocrine Biosciences, Inc., 2.25%, 5/15/24 (a)(b)	1,627,600
1,420	Pacira Pharmaceuticals, Inc., 2.375%, 4/1/22 (a)(b)	1,515,850
185	Synergy Pharmaceuticals, Inc., 7.50%, 11/1/19 (a)(b)(f)	282,588
960	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Ser. C (f)	1,021,200
		11,964,428
Pipelines - 0.8%
2,820	Cheniere Energy, Inc., 4.25%, 3/15/45 (f)	1,931,700

Retail - 0.5%
	RH (a)(b),
900	zero coupon, 6/15/19	805,500

490	zero coupon, 7/15/20	414,050
		1,219,550
Semiconductors - 9.2%
670	Advanced Micro Devices, Inc., 2.125%, 9/1/26	1,235,313
1,580	Cypress Semiconductor Corp., 4.50%, 1/15/22 (a)(b)(f)	1,952,287
1,735	Inphi Corp., 0.75%, 9/1/21 (a)(b)	1,783,797
1,480	Intel Corp., 3.25%, 8/1/39 (f)	2,590,932
1,240	Lam Research Corp., 1.25%, 5/15/18	2,965,150
2,845	Microchip Technology, Inc., 1.625%, 2/15/27 (a)(b)	2,926,794
3,055	Micron Technology, Inc., 3.00%, 11/15/43, Ser. G (f)	3,314,675
1,100	NXP Semiconductors NV, 1.00%, 12/1/19	1,287,688
1,380	Teradyne, Inc., 1.25%, 12/15/23 (a)(b)	1,733,625
920	Veeco Instruments, Inc., 2.70%, 1/15/23	1,015,450
		20,805,711
Software - 6.9%
905	BroadSoft, Inc., 1.00%, 9/1/22 (f)	1,057,153
1,120	Cornerstone OnDemand, Inc., 1.50%, 7/1/18 (f)	1,152,200
1,185	CSG Systems International, Inc., 4.25%, 3/15/36	1,233,881
890	Medidata Solutions, Inc., 1.00%, 8/1/18	1,098,594
1,310	Nice Systems, Inc., 1.25%, 1/15/24 (a)(b)	1,360,763
	Nuance Communications, Inc.,
995	1.25%, 4/1/25 (a)(b)	1,014,278
975	1.50%, 11/1/35 (f)	1,025,578
1,545	Proofpoint, Inc., 0.75%, 6/15/20	1,771,922
1,390	Salesforce.com, Inc., 0.25%, 4/1/18 (f)	1,846,962
1,370	ServiceNow, Inc., zero coupon, 11/1/18	1,849,500
935	Synchronoss Technologies, Inc., 0.75%, 8/15/19	801,763
1,515	Verint Systems, Inc., 1.50%, 6/1/21 (f)	1,466,709
		15,679,303
Telecommunications - 2.1%

	Finisar Corp.,
200	0.50%, 12/15/33	211,125
1,300	0.50%, 12/15/36 (a)(b)	1,213,875
1,495	Gogo, Inc., 3.75%, 3/1/20 (f)	1,332,419
	Viavi Solutions, Inc.,
1,570	0.625%, 8/15/33	1,712,281
185	1.00%, 3/1/24 (a)(b)	189,047
		4,658,747
Transportation - 0.8%
1,695	Greenbrier Cos., Inc., 2.875%, 2/1/24 (a)(b)	1,811,531
Total Convertible Bonds & Notes (cost-$157,337,008)		146,224,320

CORPORATE BONDS & NOTES - 34.3%
Aerospace & Defense - 1.1%
1,000	KLX, Inc., 5.875%, 12/1/22 (a)(b)(f)	1,055,000
435	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	438,262
1,000	TransDigm, Inc., 6.50%, 5/15/25 (f)	1,025,000
		2,518,262
Auto Components - 0.4%
940	Commercial Vehicle Group, Inc., 7.875%, 4/15/19 (f)	941,551

Banks - 0.4%
160	CIT Group, Inc., 5.00%, 8/15/22 (f)	172,528
680	Royal Bank of Scotland Group PLC, 5.125%, 5/28/24	700,123
		872,651
Building Materials - 0.3%
565	Builders FirstSource, Inc., 5.625%, 9/1/24 (a)(b)	588,306

Chemicals - 1.5%
1,000	Chemours Co., 7.00%, 5/15/25 (f)	1,103,750
305	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)	321,775
1,000	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(b)(f)	1,030,000
540	Tronox Finance LLC, 7.50%, 3/15/22 (a)(b)	567,000
365	Univar USA, Inc., 6.75%, 7/15/23 (a)(b)(f)	382,337
		3,404,862

Commercial Services - 1.7%
	Cardtronics, Inc.,
1,000	5.125%, 8/1/22 (f)	1,025,000
190	5.50%, 5/1/25 (a)(b)	194,750
	Cenveo Corp. (a)(b),
205	6.00%, 8/1/19	168,100
350	6.00%, 5/15/24 (f)	299,250
300	Gartner, Inc., 5.125%, 4/1/25 (a)(b)	311,250
915	RR Donnelley & Sons Co., 6.00%, 4/1/24 (f)	863,531
1,000	United Rentals North America, Inc., 5.50%, 7/15/25 (f)	1,048,750
		3,910,631
Computers - 0.6%
520	Dell International LLC, 7.125%, 6/15/24 (a)(b)(f)	575,053
500	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)	483,750
310	Western Digital Corp., 10.50%, 4/1/24	366,575
		1,425,378
Distribution/Wholesale - 0.5%
1,000	H&E Equipment Services, Inc., 7.00%, 9/1/22 (f)	1,050,600

Diversified Financial Services - 2.5%
1,500	Community Choice Financial, Inc., 10.75%, 5/1/19 (f)	1,282,500
1,000	International Lease Finance Corp., 8.25%, 12/15/20 (f)	1,182,787
1,000	Nationstar Mortgage LLC, 7.875%, 10/1/20 (f)	1,040,625
1,000	Navient Corp., 8.45%, 6/15/18 (f)	1,072,500
1,000	Springleaf Finance Corp., 6.90%, 12/15/17 (f)	1,028,750
		5,607,162
Electric Utilities - 0.8%
1,000	NRG Energy, Inc., 6.25%, 5/1/24 (f)	1,001,500
1,000	Talen Energy Supply LLC, 6.50%, 6/1/25 (f)	800,000
		1,801,500
Electronics - 0.2%
500	Kemet Corp., 10.50%, 5/1/18	502,188

Engineering & Construction - 0.4%
500	AECOM, 5.875%, 10/15/24 (f)	539,000
310	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)	326,275
		865,275
Entertainment - 1.0%
185	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27 (a)(b)	189,394
	Cedar Fair L.P.,
750	5.375%, 6/1/24 (f)	780,000
190	5.375%, 4/15/27 (a)(b)	196,868
1,000	International Game Technology PLC, 6.25%, 2/15/22 (a)(b)(f)	1,095,000
		2,261,262
Equity Real Estate Investment Trusts (REITs) - 0.1%
	CyrusOne L.P. (a)(b),
60	5.00%, 3/15/24	61,800
60	5.375%, 3/15/27	61,950
		123,750
Food & Beverage - 0.9%
170	Albertsons Cos. LLC, 6.625%, 6/15/24 (a)(b)(f)	174,250
380	Lamb Weston Holdings, Inc., 4.875%, 11/1/26 (a)(b)	392,825
495	Post Holdings, Inc., 5.75%, 3/1/27 (a)(b)	515,419
1,000	SUPERVALU, Inc., 6.75%, 6/1/21 (f)	1,027,500
		2,109,994
Healthcare-Products - 0.3%
260	Hill-Rom Holdings, Inc., 5.00%, 2/15/25 (a)(b)	263,900
360	Hologic, Inc., 5.25%, 7/15/22 (a)(b)(f)	380,700
		644,600
Healthcare-Services - 2.0%
1,000	Community Health Systems, Inc., 6.875%, 2/1/22 (f)	831,250
310	DaVita, Inc., 5.125%, 7/15/24 (f)	319,302
185	Envision Healthcare Corp., 6.25%, 12/1/24 (a)(b)	195,175
1,000	HCA, Inc., 7.50%, 2/15/22 (f)	1,152,900

1,000	Kindred Healthcare, Inc., 8.75%, 1/15/23 (f)	1,030,000
1,000	Tenet Healthcare Corp., 8.125%, 4/1/22 (f)	1,020,000
		4,548,627
Home Builders - 0.9%
375	Beazer Homes USA, Inc., 8.75%, 3/15/22	418,125
500	Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)(b)(f)	521,250
1,000	KB Home, 8.00%, 3/15/20 (f)	1,131,250
		2,070,625
Internet - 0.2%
305	Symantec Corp., 5.00%, 4/15/25 (a)(b)	316,056
90	Zayo Group LLC, 5.75%, 1/15/27 (a)(b)	95,738
		411,794
Iron/Steel - 0.5%
	AK Steel Corp.,
205	7.00%, 3/15/27	203,719
265	7.50%, 7/15/23 (f)	289,844
545	United States Steel Corp., 8.375%, 7/1/21 (a)(b)	601,543
		1,095,106
Lodging - 1.0%
1,000	MGM Resorts International, 6.625%, 12/15/21 (f)	1,125,000
1,000	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(b)(f)	1,042,500
		2,167,500
Machinery-Construction & Mining - 0.2%
360	Terex Corp., 5.625%, 2/1/25 (a)(b)	368,550

Machinery-Diversified - 0.2%
250	Tennant Co., 5.625%, 5/1/25 (a)(b)	260,938
250	Zebra Technologies Corp., 7.25%, 10/15/22 (f)	270,937
		531,875
Media - 2.5%
1,000	Cablevision Systems Corp., 8.00%, 4/15/20 (f)	1,119,380
	CCO Holdings LLC,
125	5.125%, 5/1/27 (a)(b)	127,813
500	5.75%, 1/15/24 (f)	527,500
1,000	Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22, Ser. B (f)	1,041,250
425	CSC Holdings LLC, 6.75%, 11/15/21 (f)	468,562
750	DISH DBS Corp., 5.875%, 7/15/22 (f)	796,342
500	LIN Television Corp., 5.875%, 11/15/22	525,000
1,000	Mediacom Broadband LLC, 6.375%, 4/1/23 (f)	1,057,500
		5,663,347
Metal Fabricate/Hardware - 0.1%
270	Park-Ohio Industries, Inc., 6.625%, 4/15/27 (a)(b)	277,256

Mining - 0.5%
305	Alcoa Nederland Holding BV, 6.75%, 9/30/24 (a)(b)	335,195
560	Freeport-McMoRan, Inc., 3.55%, 3/1/22	529,200
	Hudbay Minerals, Inc. (a)(b),
80	7.25%, 1/15/23	85,500
270	7.625%, 1/15/25	290,588
		1,240,483
Miscellaneous Manufacturing - 0.1%
285	Koppers, Inc., 6.00%, 2/15/25 (a)(b)	299,250

Oil, Gas & Consumable Fuels - 4.2%
1,000	BreitBurn Energy Partners L.P., 8.625%, 10/15/20 (c)(f)	492,500
250	Callon Petroleum Co., 6.125%, 10/1/24 (a)(b)	263,125
560	Calumet Specialty Products Partners L.P., 6.50%, 4/15/21 (f)	476,000
1,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (f)	1,012,500
1,000	Chesapeake Energy Corp., 6.625%, 8/15/20 (f)	1,011,250
2,030	Cobalt International Energy, Inc., 10.75%, 12/1/21 (a)(b)	2,014,775
1,000	CVR Refining LLC, 6.50%, 11/1/22 (f)	1,020,000
1,000	Rice Energy, Inc., 6.25%, 5/1/22 (f)	1,050,630
1,000	Sanchez Energy Corp., 6.125%, 1/15/23 (f)	924,990
1,000	Sunoco L.P., 6.375%, 4/1/23 (f)	1,067,500
165	Weatherford International Ltd., 8.25%, 6/15/23	179,231
		9,512,501

Paper & Forest Products - 0.2%
525	Mercer International, Inc., 7.75%, 12/1/22	565,688

Pharmaceuticals - 1.0%
615	Endo Finance LLC, 5.375%, 1/15/23 (a)(b)(f)	530,438
1,000	Horizon Pharma, Inc., 6.625%, 5/1/23 (f)	993,750
1,000	Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 (a)(b)(f)	742,000
		2,266,188
Pipelines - 1.0%
1,000	Energy Transfer Equity L.P., 5.875%, 1/15/24 (f)	1,082,500
1,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (f)	1,106,935
		2,189,435
Real Estate - 0.9%
500	Equinix, Inc., 5.375%, 1/1/22 (f)	531,250
1,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24 (f)	1,046,250
360	Uniti Group, Inc., 8.25%, 10/15/23	385,988
		1,963,488
Retail - 0.5%
500	Dollar Tree, Inc., 5.75%, 3/1/23 (f)	533,000
1,000	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)(f)	590,000
		1,123,000
Semiconductors - 1.4%
1,000	Amkor Technology, Inc., 6.375%, 10/1/22 (f)	1,046,250
1,000	Micron Technology, Inc., 5.875%, 2/15/22 (f)	1,048,750
500	Qorvo, Inc., 7.00%, 12/1/25	557,500
400	Sensata Technologies BV, 5.625%, 11/1/24 (a)(b)(f)	425,500
		3,078,000
Software - 0.3%
340	Camelot Finance S.A., 7.875%, 10/15/24 (a)(b)	365,500
290	SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	309,575
		675,075
Telecommunications - 3.8%
290	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)	307,690
1,000	Consolidated Communications, Inc., 6.50%, 10/1/22 (f)	992,500
700	Frontier Communications Corp., 10.50%, 9/15/22	707,875
1,000	Hughes Satellite Systems Corp., 7.625%, 6/15/21 (f)	1,132,900
1,000	Intelsat Jackson Holdings S.A., 7.25%, 4/1/19 (f)	968,750
500	Level 3 Financing, Inc., 5.375%, 5/1/25 (f)	522,500
1,000	Sprint Communications, Inc., 6.00%, 11/15/22 (f)	1,044,375
1,000	T-Mobile USA, Inc., 6.836%, 4/28/23 (f)	1,075,000
1,000	West Corp., 5.375%, 7/15/22 (a)(b)(f)	1,013,750
1,000	Windstream Services LLC, 7.50%, 6/1/22 (f)	977,500
		8,742,840
Transportation - 0.1%
200	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)(f)	212,500
Total Corporate Bonds & Notes (cost-$77,582,683)		77,631,100

Shares
COMMON STOCK - 34.1%
Aerospace & Defense - 0.9%
10,800	Boeing Co. (f)	1,996,164

Automobiles - 0.5%
104,700	Ford Motor Co. (f)	1,200,909

Banks - 0.9%
36,000	Bank of America Corp.	840,240
20,300	Wells Fargo & Co. (f)	1,092,952
		1,933,192
Beverages - 1.3%
30,000	Coca-Cola Co.	1,294,500

14,200	PepsiCo, Inc. (f)	1,608,576
		2,903,076
Biotechnology - 3.0%
30,600	AbbVie, Inc. (f)	2,017,764
9,300	Amgen, Inc.	1,518,876
4,200	Biogen, Inc. (f)(i)	1,139,082
2,100	Bioverativ, Inc. (i)	123,501
18,600	Gilead Sciences, Inc. (f)	1,275,030
1,843	Regeneron Pharmaceuticals, Inc. (f)(i)	715,987
		6,790,240
Building Products - 0.6%
30,252	Johnson Controls International PLC (f)	1,257,576

Chemicals - 1.0%
21,400	Chemours Co.	862,206
11,900	Monsanto Co. (f)	1,387,659
		2,249,865
Construction & Engineering - 0.3%
15,300	Fluor Corp.	785,196

Diversified Telecommunication Services - 0.5%
25,100	Verizon Communications, Inc.	1,152,341

Electronic Equipment, Instruments & Components - 0.7%
16,300	Amphenol Corp., Class A	1,178,653
11,500	Corning, Inc. (f)	331,775
		1,510,428
Energy Equipment & Services - 0.5%
15,000	Schlumberger Ltd. (f)	1,088,850

Food & Staples Retailing - 2.0%
8,400	Costco Wholesale Corp.	1,491,168
37,600	Kroger Co. (f)	1,114,840
22,400	Walgreens Boots Alliance, Inc. (f)	1,938,496
		4,544,504
Health Care Equipment & Supplies - 0.5%
21,400	Baxter International, Inc. (f)	1,191,552

Health Care Providers & Services - 1.4%
9,300	McKesson Corp. (f)	1,286,097
11,100	UnitedHealth Group, Inc.	1,941,168
		3,227,265
Hotels, Restaurants & Leisure - 1.4%
9,100	McDonald’s Corp.	1,273,363
14,100	MGM Resorts International (f)	433,011
25,700	Starbucks Corp. (f)	1,543,542
		3,249,916
Household Durables - 0.2%
10,000	Lennar Corp., Class A	505,000

Household Products - 0.4%
11,100	Procter & Gamble Co. (f)	969,363

Industrial Conglomerates - 1.3%
9,200	3M Co.	1,801,636
35,500	General Electric Co.	1,029,145
		2,830,781
Insurance - 0.6%
13,400	Prudential Financial, Inc. (f)	1,434,202

Internet & Catalog Retail - 1.0%
2,500	Amazon.com, Inc. (f)(i)	2,312,475

Internet Software & Services - 2.8%
11,500	Alibaba Group Holding Ltd., ADR (f)(i)	1,328,250
2,700	Alphabet, Inc., Class A (f)(i)	2,496,204

16,400	Facebook, Inc., Class A (f)(i)	2,464,100
		6,288,554
IT Services - 1.2%
7,400	International Business Machines Corp.	1,186,146
17,000	Visa, Inc., Class A	1,550,740
		2,736,886
Machinery - 0.9%
14,500	AGCO Corp.	927,855
9,500	Deere & Co.	1,060,295
		1,988,150
Media - 1.8%
50,900	Comcast Corp., Class A (f)	1,994,771
13,573	LiveStyle, Inc. (d)(i)	1
18,700	Walt Disney Co. (f)	2,161,720
		4,156,492
Multi-line Retail - 0.6%
25,100	Target Corp.	1,401,835

Oil, Gas & Consumable Fuels - 0.7%
8,100	Occidental Petroleum Corp.	498,474
2,686	Southwestern Energy Co. (i)	20,172
15,200	Valero Energy Corp.	982,072
		1,500,718
Pharmaceuticals - 0.5%
20,300	Bristol-Myers Squibb Co. (f)	1,137,815

Road & Rail - 0.7%
14,900	Union Pacific Corp. (f)	1,668,204

Semiconductors & Semiconductor Equipment - 2.0%
1,700	Broadcom Ltd. (f)	375,377
48,300	Intel Corp. (f)	1,746,045
17,200	QUALCOMM, Inc. (f)	924,328
19,100	Texas Instruments, Inc. (f)	1,512,338
		4,558,088
Software - 1.9%
6,100	Adobe Systems, Inc. (i)	815,814
34,500	Microsoft Corp.	2,361,870
25,500	Oracle Corp. (f)	1,146,480
		4,324,164
Specialty Retail - 0.9%
12,300	Home Depot, Inc. (f)	1,920,030

Technology Hardware, Storage & Peripherals - 1.1%
17,700	Apple, Inc. (f)	2,542,605
Total Common Stock (cost-$83,188,192)		77,356,436

CONVERTIBLE PREFERRED STOCK - 11.1%
Agriculture - 0.8%
15,965	Bunge Ltd., 4.875% (e)	1,717,235

Commercial Services & Supplies - 0.8%
23,485	Stericycle, Inc., 5.25%, 9/15/18 (f)	1,738,125

Computers - 0.6%
845	NCR Corp., 5.50%, PIK (e)	1,336,367

Diversified Telecommunication Services - 0.5%
24,375	Frontier Communications Corp., 11.125%, 6/29/18, Ser. A (f)	1,080,788

Electric Utilities - 0.2%
10,185	NextEra Energy, Inc., 6.123%, 9/1/19	533,694

Electronic Equipment, Instruments & Components - 0.4%
9,765	Belden, Inc., 6.75%, 7/15/19	961,560

Equity Real Estate Investment Trusts (REITs) - 0.8%
15,700	American Tower Corp., 5.50%, 2/15/18 (f)	1,817,275

Food & Beverage - 0.6%
	Post Holdings, Inc.,
2,265	2.50% (e)	359,710
6,265	5.25%, 6/1/17 (f)	912,967
		1,272,677
Food Products - 0.3%
10,630	Tyson Foods, Inc., 4.75%, 7/15/17 (f)	737,191

Health Care Providers & Services - 1.4%
37,540	Anthem, Inc., 5.25%, 5/1/18 (f)	1,928,805
11,480	Envision Healthcare Corp., 5.25%, 7/1/17, Ser. A-1* (f)	1,209,418
		3,138,223
Independent Power Producers & Energy Traders - 0.1%
6,130	Dynegy, Inc., 7.00%, 7/1/19 (f)	314,438

Investment Companies - 0.8%
12,720	Mandatory Exchangeable Trust, 5.75%, 6/3/19 (a)(b)(f)	1,750,463

Oil, Gas & Consumable Fuels - 0.7%
20,135	Hess Corp., 8.00%, 2/1/19 (f)	1,201,053
27,685	Southwestern Energy Co., 6.25%, 1/15/18, Ser. B (f)	511,619
		1,712,672
Pharmaceuticals - 2.3%
4,560	Allergan PLC, 5.50%, 3/1/18, Ser. A (f)	3,947,957
2,310	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18 (f)	1,317,046
		5,265,003
Wireless Telecommunication Services - 0.8%
17,010	T-Mobile U.S., Inc., 5.50%, 12/15/17 (f)	1,866,337
Total Convertible Preferred Stock (cost-$31,665,488)		25,242,048

PREFERRED STOCK (a)(d)(i)- 0.6%
Media - 0.6%
1,248	LiveStyle, Inc., Ser. A	124,800
11,496	LiveStyle, Inc., Ser. B	1,149,600
1,250	LiveStyle, Inc., Ser. B	13
Total Preferred Stock (cost-$2,499,840)		1,274,413

Units
WARRANTS (a)(d)(i)- 0.0%
Commercial Services - 0.0%
37,000	Cenveo Corp., strike price $12.00, expires 6/10/24	5,952

Media - 0.0%
3,000	LiveStyle, Inc. Ser. C, expires 11/30/21	—
Total Warrants (cost-$10,114)		5,952

Principal Amount (000s)
Repurchase Agreements - 2.7%
$6,232	State Street Bank and Trust Co., dated 4/28/17, 0.09%, due 5/1/17, proceeds $6,232,047; collateralized by U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $6,357,443 including accrued interest (cost-$6,232,000)	6,232,000
Total Investments, before options written (cost-$358,515,325) (j)-147.3%		333,966,269

Contracts
Call Options Written (CBOE)(i)- (0.0)%
70	Alibaba Group Holding Ltd., strike price $125.00, expires 5/19/17	(3,535)
15	Alphabet, Inc., strike price $950.00, expires 5/19/17	(4,350)

15	Amazon.com, Inc., strike price $975.00, expires 5/19/17	(2,595)
55	Baxter International, Inc., strike price $55.50, expires 5/19/17	(4,895)
65	Boeing Co., strike price $192.50, expires 5/19/17	(1,365)
10	Broadcom Ltd., strike price $232.50, expires 5/19/17	(775)
255	Comcast Corp., strike price $41.00, expires 5/19/17	(2,933)
30	Corning, Inc., strike price $29.00, expires 5/19/17	(1,110)
65	Home Depot, Inc., strike price $162.50, expires 5/19/17	(6,045)
125	Intel Corp., strike price $38.00, expires 5/19/17	(312)
50	McDonald’s Corp., strike price $140.00, expires 5/19/17	(7,725)
75	MGM Resorts International, strike price $31.00, expires 5/19/17	(4,275)
50	PepsiCo, Inc., strike price $120.00, expires 5/19/17	(175)
55	Procter & Gamble Co., strike price $95.00, expires 5/19/17	(523)
155	Starbucks Corp., strike price $65.50, expires 5/19/17	(2,822)
115	Texas Instruments, Inc., strike price $86.00, expires 5/19/17	(575)
90	Union Pacific Corp., strike price $121.00, expires 5/19/17	(990)
Total Call Options Written (cost-$42,489)		(45,000)

Total Investments, net of options written (cost-$358,472,836)-147.3%		333,921,269
Other liabilities in excess of other assets-(47.3)%		(107,156,301)
Net Assets-100.0%		$226,764,968

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation.  The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $69,948,912, representing 30.8% of net assets.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $68,540,375, representing 30.2% of net assets.

(c)	In default.

(d)	Fair-Valued—Securities with an aggregate value of $1,280,366, representing 0.6% of net assets.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	All or partial amount segregated for the benefit of the counterparty as collateral for call options written and long-term and short-term loan financing.

(g)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(h)	Restricted. The acquisition cost of such security is $3,475,717. The value is $45,188, representing less than 0.05% of net assets.

(i)	Non-income producing.

(j)

At April 30, 2017, the aggregate cost basis of portfolio securities (before call options written) for federal income tax purposes was $359,337,982. Gross unrealized appreciation was $7,114,306; gross unrealized depreciation was $32,486,019; and net unrealized depreciation was $25,371,713. The difference between book and tax cost was attributable to wash sale loss deferrals and differing treatment of bond premium amortization.

(k)	Transactions in call options written for the three months ended April 30, 2017:

	Contracts	Premiums
Options outstanding, January 31, 2017	2,136	$79,800
Options written	3,992	141,609
Options terminated in closing transactions	(1,050)	(32,241)
Options expired	(3,783)	(146,679)
Options outstanding, April 30, 2017	1,295	$42,489

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at April 30, 2017 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/17
Investments in Securities - Assets
Convertible Bonds & Notes	$—	$146,224,320	$—	$146,224,320
Corporate Bonds & Notes	—	77,631,100	—	77,631,100
Common Stock:
Media	4,156,491	—	1	4,156,492
All Other	73,199,944	—	—	73,199,944
Convertible Preferred Stock:
Agriculture	—	1,717,235	—	1,717,235
Computers	—	1,336,367	—	1,336,367
Food & Beverage	—	1,272,677	—	1,272,677
Health Care Providers & Services	1,928,805	1,209,418	—	3,138,223
Investment Companies	—	1,750,463	—	1,750,463
Pharmaceuticals	3,947,957	1,317,046	—	5,265,003
All Other	10,762,080	—	—	10,762,080
Preferred Stock	—	—	1,274,413	1,274,413
Warrants	—	—	5,952	5,952
Repurchase Agreements	—	6,232,000	—	6,232,000
	93,995,277	238,690,626	1,280,366	333,966,269
Investments in Securities - Liabilities
Call Options Written:
Market Price	(45,000)	—	—	(45,000)
Totals	$93,950,277	$238,690,626	$1,280,366	$333,921,269

At April 30, 2017, the Fund had no transfers between levels.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2017, was as follows:

	Beginning Balance 1/31/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 4/30/17
Investments in Securities - Assets
Common Stock:
Media	$1	$—	$—	$—	$—	$—	$—	$—	$1
Preferred Stock	1,165,086	—	—	—	—	109,327	—	—	1,274,413
Warrants:
Commercial Services	10,634	—	—	—	—	(4,682)	—	—	5,952
Totals	$1,175,721	$—	$—	$—	$—	$104,645	$—	$—	$1,280,366

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2017:

	Ending Balance at 4/30/17	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Common Stock	$1	Model Price	Proprietary Data Used in Model	$0.0001
Preferred Stock	$1,274,400	Model Price	Proprietary Data Used in Model	$100.00
Preferred Stock	$13	Liquidation Value	Price of Stock	$0.01	*
Warrants	$5,952	Fundamental Analytical Data Relating to the Investment	Price of Warrant	$0.16087

* Preferred stock trades are in lots of 1,000.

The net change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2017 was $104,645.

Glossary:

ADR - American Depositary Receipt

CBOE - Chicago Board Options Exchange

PIK - Payment-in-Kind

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Diversified Income & Convertible Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: June 23, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: June 23, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 23, 2017